Unaudited Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2019		Dec. 31, 2018
Non-current assets
Property, plant and equipment	€ 1,643		€ 625
Intangible assets	453		223
Non-current financial assets	290		207
Total non-current assets	2,385		1,055
Current assets
Current other assets	3,652		1,589
Current financial assets	84,818		101,184
Cash and cash equivalents	54,063		55,386
Total current assets	142,534		158,159
Total assets	144,919		159,214
Equity
Issued capital	3,116		3,116
Share premium	211,022		211,022
Other capital reserves	22,200		18,310
Accumulated deficit	(106,216)		(81,107)
Other components of equity	746		50
Total equity	130,867	[1]	151,391
Non-current liabilities
Lease liabilities	647		0
Provisions	42		57
Government grants	9		11
Total non-current liabilities	698		68
Current liabilities
Lease liabilities	339		0
Employee benefits	705		788
Social securities and current other tax liabilities	126		310
Trade and other payables	12,184		6,657
Total current liabilities	13,354		7,756
Total liabilities	14,052		7,824
Total equity and liabilities	€ 144,919		€ 159,214

[1]	Unaudited